Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Summary of Inventories
	As of December 31,
	2018	2017
	US$’000	US$’000
Raw materials and supplies	25,717	32,278
Work in progress	15,598	14,240
Finished goods	46,592	53,051
	87,907	99,569
Allowance for inventories	(3,982)	(2,364)
Total inventories at the lower of cost and net realizable value	83,925	97,205